Note 11 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income / (loss)	$ 31,153,821	$ (5,877,861)	$ 16,497
Dividends to Series B preferred shares	(1,085,902)	(1,573,874)	(1,748,981)
Preferred deemed dividend	(665,287)	0	(185,665)
Net income / (loss) attributable to common shareholders	$ 29,402,632	$ (7,451,735)	$ (1,918,149)
Weighted average number of shares outstanding during the year, basic (in shares)	2,528,507	2,275,062	2,251,439
(Loss) / earnings per share attributable to common shareholders – basic (in dollars per share)	$ 11.63	$ (3.28)	$ (0.85)
Dilutive effect of non-vested shares (in shares)	20,443	0	0
Weighted average common shares – outstanding, diluted (in shares)	2,548,950	2,275,062	2,251,439
(Loss) / earnings per share attributable to common shareholders – diluted (in dollars per share)	$ 11.54	$ (3.28)	$ (0.85)